Related Party Transactions (Details Narrative) - USD ($)		12 Months Ended
	Sep. 26, 2022	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Related Party Transaction [Line Items]
Proceeds from settlement of funding commitment		$ 1,158,143
Proceeds from sale of royalty interests in mining properties			316,214
Withholding taxes paid on return of capital		57,702
Ssettlement of funding commitment		(417,123)
Gold Mining Inc [Member]
Related Party Transaction [Line Items]
Loans payable		677,783
General cash			2,500	1,660
Prepaid expense			9,987
Related party expense			260,249
Related party cost		147,349	98,892	114,554
Share based compensation costs		60,065	50,540	59,625
Repayment in advance		1,341,445
Proceeds from settlement of funding commitment	$ 1,158,143	1,158,143
Allocated cost towards capital contribution		147,349
Proceeds from sale of royalty interests in mining properties			316,214
Return of capital distributions		1,096,343
Return of capital distributions, tax withholdings		173,889
Withholding taxes paid on return of capital		57,702
Notes payable, issued		1,096,343
Ssettlement of funding commitment		$ 2,254,286
BRI Alaska Holdings Inc [Member]
Related Party Transaction [Line Items]
Loans payable			$ 494,481	$ 494,481